FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Concentration risk (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) customer	Dec. 31, 2020 EUR (€) customer
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Revenue	€ 58,319	€ 46,421
Accounts receivables	4,305	1,247
One Customer
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Revenue	€ 6,513	€ 6,342
Customer | One Customer
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Number of customers | customer	1	1